Junior Subordinated Debentures - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Trust	Dec. 31, 2010 Fixed rate junior subordinated debenture [Member]	Dec. 31, 2012 USB Capital IX [Member]
Debt Instrument [Line Items]
Percentage of Common Equity Holding in wholly owned and sponsored USB Capital IX				100.00%
Issuance Trust	USB Capital IX
Debentures Redeemed			$ 575,000,000
Sale of Debentures		676,000,000
Value of preferred stock held by unconsolidated trust				676,000,000
Percentage of Common Equity Holding in Wholly owned and sponsored unconsolidated trusts		100.00%
Number of unconsolidated trusts formed for issuing Company-obligated mandatorily redeemable preferred securities		5
Debenture Amount		$ 2,700,000,000